SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21:-    SUBSEQUENT EVENTS

During March 2021 the Company’s Compensation Committee and Board of Directors approved the grant of a total of 170,200 options to its directors, office holders and employees, some of which are subject to the approval of the next shareholders meeting.